Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash

The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2018 and 2019, respectively.

	Millions of yen
	2018	2019
Cash and Cash Equivalents	¥1,321,241	¥1,161,032
Restricted Cash	83,876	122,548

Cash, Cash Equivalents and Restricted Cash	¥1,405,117	¥1,283,580

Cash Payments	Cash payments during fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Cash payments:
Interest	¥71,280	¥75,013	¥92,424
Income taxes, net	50,813	181,854	67,065